Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Liabilities [Abstract]
Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2022	2023
Defined benefit obligation	$2,476	$2,665
Fair value of plan assets	(1,575)	(1,549)

Net defined benefit liability	$901	$1,116